Debt and Capital Structure - Schedule of Long-Term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Debt Premiums (Discounts), Net, and Transaction Costs	$ 64	$ 80
Long-Term Debt	7,534	7,108
Less: Current Portion	192	0
Long-Term Debt	7,342	7,108
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	7,470	7,028
Long-Term Debt | Revolving Term Debt
Disclosure of detailed information about borrowings [line items]
Committed Credit Facility	0	0
Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	5,470	5,028
Long-Term Debt | Canadian Dollar Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 2,000	$ 2,000